Consolidated statements of operations and comprehensive loss (Tables)	12 Months Ended
Dec. 31, 2020
Statement of comprehensive income [abstract]
Research and development expenses
Research and development expenses	2020	2019	2018
		(in €)
Third-party services	19,886,693	36,783,223	15,909,366
manufacturing of clinical material	3,075,347	13,479,235	4,828,534
clinical, pre-clinical	16,811,346	23,303,988	11,080,832
Employee benefits expenses	4,480,890	6,231,812	8,037,082
Equity-settled share-based payment expense	626,833	2,580,983	5,256,194
Legal and consulting fees	862,364	668,676	421,041
Other expenses	454,193	898,425	661,065
Total	25,684,140	44,582,136	25,028,554

General and administrative expenses
General and administrative expenses	2020	2019	2018
		(in €)
Employee benefits expenses	3,880,349	7,534,073	9,146,955
Equity-settled share-based payment expense	489,958	4,251,227	6,828,457
Legal and consulting fees	1,603,711	2,199,640	2,020,447
Insurance expenses	1,311,790	636,035	368,339
Depreciation & amortization expense	556,456	503,683	115,330
Compensation expense for non-executive board directors	283,128	269,030	238,180
Other expenses	831,769	1,358,587	897,618
Total	8,467,203	12,501,048	12,786,869

Employee benefits expenses
Employee benefits expenses	2020	2019	2018
		(in €)
Wages and salaries	6,270,757	5,974,807	4,501,840
Social Security contributions (employer's share)	551,804	562,255	350,024
Equity-settled share-based payment expenses (see Note 3.6 Share-based payments)	1,116,791	6,832,210	12,084,651
Other	421,887	396,613	247,522
Total	8,361,239	13,765,885	17,184,037

Net financial result
Finance Result	2020	2019	2018
		(in €)
Finance income
Interest income	887,702	2,840,676	2,182,842
Finance expenses
Interest expenses	(18,689)	(9,500)	—
Interest on lease liabilities	(7,311)	(12,765)	—
Total	861,702	2,818,411	2,182,842

Foreign exchange result
Foreign exchange result	2020	2019	2018
		(in €)
Foreign exchange result
Foreign exchange income	3,656,922	3,379,644	8,249,853
Foreign exchange expense	(4,433,435)	(2,684,700)	(2,623,782)
Total	(776,513)	694,944	5,626,071

Other financial result
	2020	2019	2018
		(in €)
Other financial result	(126,000)	—	(107,182)

Share-based payments

In the course of its historical financing rounds prior to 2016, InflaRx GmbH established equity-settled share-based payment programs. Those InflaRx GmbH options were converted into options for common shares of InflaRx N.V. in November 2017:

	2020 Options	2020 WAEP*	2019 Options	2019 WAEP
Outstanding at January 1	148,433	€0.01	289,309	€0.01
Exercised during the year (1)	—	—	(140,876)	€0.01
Outstanding at December 31	148,433	€0.01	148,433	€0.01
Exercisable at December 31	148,433	€0.01	148,433	€0.01
* Weighted average share price (WAEP)

Under the terms and conditions of the share option plan of 2016 (the “2016 Plan”), InflaRx GmbH granted rights to subscribe for InflaRx GmbH’s common shares to directors, senior management, and key employees. Those InflaRx GmbH options were converted into options for common shares of InflaRx N.V. in November 2017:

	2020 options	2020 WAEP*	2019 options	2019 WAEP*
Outstanding at January 1	1,181,484	$3.35/€2.98	1,181,484	€7,81
Exercised during the year (1)	(86,632)	$3.35/€2.94	—	—
Outstanding at December 31	1,094,852	$3.35/€2.73	1,181,484	$3.35/€2.98
Exercisable at December 31	1,094,852	$3.35/€2.73	1,181,484	$3.35/€2.98
* conversion rates used for one €: December 31, 2020 $0.8149, average rate 2020 $0.8762, January 1, 2020/December 31, 2019 $0.8902, average rate 2019 $0.8932

In conjunction with the closing of its initial public offering, InflaRx N.V. established a new incentive plan (the “2017 Long-Term Incentive Plan”). The initial maximum number of common shares available for issuance under equity incentive awards granted pursuant to the 2017 Long-Term Incentive Plan equals 2,341,097 common shares:

	2020 Options	2020 WAEP*	2019 Options	2019 WAEP*
Outstanding at January 1	2,181,105	$3.44 /€3.06	2,051,009	$3.61/€3.16
Granted during the year	246,188	$4.83 /€4.23	242,450	$3.25/€2.91
Exercised during the year	(78,342)	$3.35 /€2.94	—	—
Forfeited during the year	(202,473)	$3.61 /€3.17	(112.354)	$6.17/€5.51
Outstanding at December 31	2,146,478	$3.59 /€2.93	2,181,105	$3.44/€3.06
Exercisable at December 31	1,863,790	$3.46 /€2.82	1,319,548	$3.52/€3.13
* conversion rates used for one €: December 31, 2020 $0.8149, average rate 2020 $0.8762, January 1, 2020/December 31, 2019 $0.8902, average rate 2019 $0.8932

Fair value of stock options granted
Share options granted	Options	Fair value per option	FX rate as of grant date	Fair value per option	Share price at grant date / Exercise price	Expected volatility	Expected life (midpoint based)	Risk-free rate (interpolated, U.S. sovereign strips curve)
2019
January 1	—	$14.45	0.88	€12.69	$26.02	0.65	4.8	3,00%
February 4	18,450	$18.17	0.87	€15.87	$32.63	0.65	4.9	2,60%
May, 14	36,000	$22.54	0.89	€20.08	$41.39	0.65	4.7	2.30%
Repricing, July 3	—	$0.46-$1.08	0.89	€0.40-€0.96	$3.35	1.35	2.3-4.6	2.30%
October 24	50,000	$1.96	0.90	€1.76	$2.28	1.35	4.7	1,65%
December 16	38,000	$3.07	0.90	€2.75	$3.57	1.35	4.7	1,79%
December 16*	100,000	$3.07	0.90	€2.75	$3.57	1.35	4.7	1,79%
	242,450
* Options granted to the executive management
2020
September 18	71,186	$4.16	0.85	€3.52	$4.83	1.35	4.8	0.36%
September 18	25,002	$4.21	0.85	€3.56	$4.83	1.35	5.0	0.39%
October 1	150,000	$3.69	0.85	€3.14	$4.28/$4.83	1.35	5.0	0.36%
	246,188